UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/05
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
February 7, 2006

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                19
                                              -----------
Form 13F Information Table Value Total:       $   105,872
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 12/31/05



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Abington Community Banc. COM  00350R106  1,783   137,500 SH    SOLE             137,500
AC Moore, Inc.           COM  00086T103  4,483   308,140 SH    SOLE             308,140
Advanta Corporation      CLA  007942105  6,577   218,300 SH    SOLE             218,300
Alexander & Baldwin      COM  014482103  2,007    37,000 SH    SOLE              37,000
Ameritrade               COM  03074K100  7,968   332,000 SH    SOLE             332,000
Berkshire Hathawayc.     CLA  084670108  3,190        36 SH    SOLE                  36
Black & Decker, Inc.     COM  091797100  8,392    96,500 SH    SOLE              96,500
Boykin Lodging           COM  103430104  6,211   508,300 SH    SOLE             508,300
Career Education Corp.   COM  141665109  1,012    30,000 SH    SOLE              30,000
El Paso Corporation      COM  28336L109  5,259   432,500 SH    SOLE             432,500
Federal Agric. Mortgage  CLC  313148306 19,841   662,900 SH    SOLE             662,900
Federal Agric. Mortgage  CLA  313148108    571    26,000 SH    SOLE              26,000
First Data Corp..        COM  319963104  5,062   117,700 SH    SOLE             117,700
MBIA, Inc.               COM  55262C100 10,414   173,100 SH    SOLE             173,100
Molson Coors Brewing     CLB  60871R209  1,373    20,500 SH    SOLE              20,500
Molson Coors Brewing     CLA  60871R100  2,025    30,400 SH    SOLE              30,400
Ocean Shore HoldingCorp  COM  67501P107  1,538   133,500 SH    SOLE             133,500
Polaris Industries, Inc. COM  731068102 15,863   316,000 SH    SOLE             316,000
Willow Grove Bancorp     COM  97111W101  2,303   152,500 SH    SOLE             152,500

REPORT SUMMARY:                 19      105,872